Commitments and Contingencies - Schedule of Contractual Amount of Off-Balance-Sheet Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	$ 447,618	$ 406,043
Commitments to extend credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	305,811	286,939
Interest rate lock commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	0	3,694
Forward sale commitments
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	0	3,779
Standby letters of credit
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Total	$ 141,807	$ 111,631